FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACTS (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Crediting rate minimum	0.00%
Investments at contract value	$ 231,203	$ 244,029
Separate Account GICs:
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	24,020	0
Fixed maturity SGICs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	28,494	31,706
Constant Duration SGICs:
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	$ 178,689	$ 212,323